Quarterly Holdings Report
for

Fidelity® Series Intrinsic Opportunities Fund

April 30, 2021

O2T-QTLY-0621
1.951016.108

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	100,200	$5,790,558
Entertainment - 0.0%
Ateam, Inc.	5,000	80,062
GAMEVIL, Inc. (a)	15,000	568,731
Nihon Falcom Corp.	35,000	490,301
		1,139,094
Interactive Media & Services - 0.7%
Cars.com, Inc. (a)	656,000	8,665,760
Dip Corp.	535,000	14,783,603
JOYY, Inc. ADR	600,000	57,036,000
Momo, Inc. ADR	5,000	73,300
XLMedia PLC (a)	125,000	88,905
Zappallas, Inc. (a)(b)	1,000,000	5,023,332
ZIGExN Co. Ltd.	1,950,000	7,119,133
		92,790,033
Media - 2.5%
AMC Networks, Inc. Class A (a)(c)	125,000	6,285,000
Cogeco Communications, Inc.	25,000	2,374,608
Comcast Corp. Class A	3,500,000	196,525,000
Corus Entertainment, Inc. Class B (non-vtg.) (c)	400,000	1,913,517
Criteo SA sponsored ADR (a)	25,000	993,250
Discovery Communications, Inc.:
Class A (a)(c)	1,000,300	37,671,298
Class C (non-vtg.) (a)	1,600,000	51,696,000
DISH Network Corp. Class A (a)	25,000	1,119,750
DMS, Inc.	250,000	3,165,889
eBook Initiative Japan Co. Ltd. (a)	50,000	1,154,726
F@N Communications, Inc.	525,000	1,873,456
Gendai Agency, Inc. (b)	850,000	2,255,467
Gray Television, Inc.	50,000	1,016,000
Hyundai HCN	2,250,049	9,134,763
Hyve Group PLC (a)	548,427	908,129
Interspace Co. Ltd.	20,000	185,927
Ipsos SA	10,000	415,979
Nippon BS Broadcasting Corp.	200,000	1,983,713
Nippon Television Network Corp.	200,000	2,616,891
Omnicom Group, Inc.	100,000	8,226,000
Pico Far East Holdings Ltd.	10,600,000	1,869,525
Proto Corp.	100,000	1,063,226
RKB Mainichi Broadcasting Corp.	3,000	167,719
Sky Network Television Ltd. (a)	3,500,000	425,782
Television Broadcasts Ltd.	1,500,000	1,641,402
Trenders, Inc. (c)	148,291	868,389
ViacomCBS, Inc. Class B	200,000	8,204,000
WOWOW INC.	250,000	6,084,729
		351,840,135
Wireless Telecommunication Services - 0.5%
KDDI Corp.	1,250,000	37,786,821
Okinawa Cellular Telephone Co.	525,000	23,778,479
		61,565,300

TOTAL COMMUNICATION SERVICES		513,125,120

CONSUMER DISCRETIONARY - 21.9%
Auto Components - 6.8%
Adient PLC (a)	2,000,000	92,680,000
ASTI Corp.	120,000	2,382,652
Burelle SA	1,700	1,823,092
Chita Kogyo Co. Ltd.	10,000	64,050
Cie Automotive SA	50,000	1,392,206
Cooper-Standard Holding, Inc. (a)	700,084	20,330,439
DaikyoNishikawa Corp.	1,455,653	10,029,341
DongAh Tire & Rubber Co. Ltd.	57,879	621,086
DTR Automotive Corp.	50,120	1,445,407
Eagle Industry Co. Ltd.	300,000	3,186,934
Exedy Corp.	15,000	214,933
Freni Brembo SpA	25,000	311,383
Fukoku Co. Ltd.	250,000	1,811,694
G-Tekt Corp. (b)	2,918,382	37,197,421
Gentex Corp.	250,000	8,795,000
Hankook & Co.	20,352	338,508
Hi-Lex Corp.	249,937	3,812,288
Hu Lane Associate, Inc.	10,000	40,437
Hyundai Mobis	750,000	181,081,661
IJTT Co. Ltd.	1,711,631	8,613,753
INFAC Corp.	280,667	2,504,790
Johnson Electric Holdings Ltd.	10,000	26,649
Lear Corp. (c)	1,675,000	307,932,000
Linamar Corp.	2,688,000	157,520,758
Murakami Corp.	35,000	1,010,385
Nokian Tyres PLC	5,000	186,229
Piolax, Inc.	924,000	12,597,310
Plastic Omnium SA	760,000	25,547,332
Seoyon Co. Ltd.	425,000	7,277,918
Seoyon E-Hwa Co., Ltd.	685,725	5,408,390
SL Corp.	15,000	303,815
Stanley Electric Co. Ltd.	100,000	2,863,940
Strattec Security Corp. (a)	50,000	2,195,000
TBK Co. Ltd. (b)	1,800,000	6,802,086
The Furukawa Battery Co. Ltd. (c)	25,000	369,659
Topre Corp.	317,509	4,238,683
TPR Co. Ltd.	883,400	12,666,189
Yorozu Corp. (b)	1,852,000	20,063,757
		945,687,175
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	25,000	670,364
Renault SA	10,000	403,054
		1,073,418
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	5,892,579
Harima-Kyowa Co. Ltd.	150,000	2,377,162
Headlam Group PLC	125,000	794,104
LKQ Corp. (a)	5,000	233,550
Nakayamafuku Co. Ltd.	200,000	878,397
SPK Corp.	30,000	356,849
Uni-Select, Inc.	25,000	277,021
Yagi & Co. Ltd.	450,000	5,953,884
Yamae Hisano Co.	50,000	473,511
		17,237,057
Diversified Consumer Services - 0.6%
Cross-Harbour Holdings Ltd.	1,300,000	2,209,134
Heian Ceremony Service Co. Ltd.	500,000	4,012,261
Kukbo Design Co. Ltd.	200,000	4,095,575
MegaStudy Co. Ltd. (b)	1,086,945	13,073,121
MegaStudyEdu Co. Ltd. (b)	1,048,420	54,282,933
Multicampus Co. Ltd.	60,000	1,802,769
Step Co. Ltd.	217,000	3,216,580
Tear Corp.	25,000	113,231
Tsukada Global Holdings, Inc. (a)	1,100,000	3,412,023
YDUQS Participacoes SA	5,000	26,933
		86,244,560
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	150,000	1,367,897
Fairwood Holdings Ltd.	50,000	113,289
Kura Sushi, Inc.	80,000	2,803,550
Playtech Ltd. (a)	100,000	642,741
Renaissance, Inc.	1,000	10,266
The Restaurant Group PLC (a)	19,248,612	31,899,955
Tosho Co. Ltd.	5,000	81,846
		36,919,544
Household Durables - 3.0%
Ace Bed Co. Ltd.	250,145	9,495,525
Avantia Co. Ltd.	700,000	5,809,315
Barratt Developments PLC	100,000	1,066,171
Bellway PLC	100,000	4,988,353
Cuckoo Holdings Co. Ltd.	35,000	4,397,378
Emak SpA	1,200,000	2,005,353
FJ Next Co. Ltd.	1,100,000	10,266,264
Fuji Corp. Ltd.	50,000	313,386
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	63,399,754
Haier Smart Home Co. Ltd. (a)	1,600	6,921
Hamilton Beach Brands Holding Co.:
Class A	125,000	2,437,500
Class B (a)	125,000	2,437,500
Helen of Troy Ltd. (a)(c)	375,000	79,203,750
Hinokiya Holdings Co. Ltd.	25,000	580,794
Iida Group Holdings Co. Ltd.	50,000	1,218,318
Mohawk Industries, Inc. (a)	590,010	121,247,055
Nittoh Corp.	25,000	107,512
Open House Co. Ltd.	75,000	3,118,995
Portmeirion Group PLC (a)	50,000	424,673
Pressance Corp.	500,000	7,356,574
Q.E.P. Co., Inc.	32,548	963,421
SABAF SpA (a)	400,000	10,820,250
Sanei Architecture Planning Co. Ltd.	660,000	11,661,268
Taylor Morrison Home Corp. (a)	2,500,000	78,025,000
Wellpool Co. Ltd.	200,000	423,689
		421,774,719
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	75,000	890,063
CROOZ, Inc. (a)(c)	40,000	767,499
Danawa Co. Ltd.	50,000	1,363,701
Hyundai Home Shopping Network Corp.	10,000	704,654
Moneysupermarket.com Group PLC	1,000,000	3,773,029
NS Shopping Co. Ltd.	75,000	841,694
Papyless Co. Ltd.	25,000	468,250
Qurate Retail, Inc. Series A	50,000	595,000
		9,403,890
Leisure Products - 0.1%
Dream International Ltd.	448,000	181,674
Mars Group Holdings Corp.	550,000	7,931,192
		8,112,866
Multiline Retail - 0.4%
Big Lots, Inc.	100,000	6,894,000
Grazziotin SA	400,000	2,497,768
Gwangju Shinsegae Co. Ltd. (b)	97,372	15,020,093
Lifestyle China Group Ltd. (a)	12,500,000	2,091,983
Lifestyle International Holdings Ltd. (a)	11,700,000	9,504,297
Macy's, Inc.	700,000	11,606,000
Max Stock Ltd.	200,000	692,659
Ryohin Keikaku Co. Ltd.	100,000	2,104,493
Treasure Factory Co. Ltd. (b)	850,000	8,376,338
Watts Co. Ltd.	68,300	557,449
		59,345,080
Specialty Retail - 8.2%
ABC-MART, Inc.	25,000	1,338,183
Arcland Sakamoto Co. Ltd.	525,000	7,171,974
AT-Group Co. Ltd.	1,000,000	15,262,147
AutoNation, Inc. (a)(c)	150,000	15,372,000
Bed Bath & Beyond, Inc.	500,000	12,660,000
Best Buy Co., Inc.	200,000	23,254,000
DCM Holdings Co. Ltd.	25,000	249,337
E-Life Mall Corp. Ltd.	100,000	302,380
Fenix Outdoor International AG	3,000	445,098
Foot Locker, Inc.	1,900,000	112,062,000
Formosa Optical Technology Co. Ltd.	751,383	1,696,628
Fuji Corp. (b)	1,411,580	16,739,022
Genesco, Inc. (a)(c)	325,000	16,250,000
Goldlion Holdings Ltd.	9,300,000	2,202,955
Guess?, Inc. (b)(c)	4,124,597	111,529,103
Handsman Co. Ltd. (b)	743,100	11,463,689
Hibbett Sports, Inc. (a)(b)(c)	950,300	75,501,335
Hour Glass Ltd.	28,600,000	20,309,600
IA Group Corp.	18,200	616,159
International Housewares Retail Co. Ltd.	999,600	351,313
JB Hi-Fi Ltd.	300,000	10,695,539
JD Sports Fashion PLC (a)	30,000,000	380,506,894
Jumbo SA	1,725,000	32,248,853
K's Holdings Corp.	1,800,000	24,589,624
Ku Holdings Co. Ltd.	600,000	5,330,771
Leon's Furniture Ltd.	225,000	4,032,665
Lookers PLC (a)	1,534,541	1,398,723
Mandarake, Inc.	180,000	884,436
Mr. Bricolage SA (a)	311,600	3,536,423
Nafco Co. Ltd.	640,400	12,949,803
Nitori Holdings Co. Ltd.	40,000	7,177,235
Nojima Co. Ltd.	51,000	1,272,083
Oriental Watch Holdings Ltd.	6,000,375	2,317,418
Padini Holdings Bhd	2,000,000	1,416,189
Sacs Bar Holdings, Inc.	400,000	2,276,512
Sally Beauty Holdings, Inc. (a)	3,000,200	60,214,014
Samse SA	37,000	8,296,126
Silvano Fashion Group A/S (a)	9,800	19,382
SuperGroup PLC (a)	125,000	485,094
T-Gaia Corp.	25,000	428,219
The Buckle, Inc.	1,200,000	50,328,000
Tokatsu Holdings Co. Ltd. (b)	250,000	1,020,221
Truworths International Ltd.	334,900	1,111,445
Urban Outfitters, Inc. (a)(c)	1,700,000	61,030,000
Vita Group Ltd.	350,000	223,787
Williams-Sonoma, Inc.	100,000	17,075,000
		1,135,641,379
Textiles, Apparel & Luxury Goods - 2.3%
Best Pacific International Holdings Ltd.	31,821,941	9,299,450
Bjorn Borg AB (a)	5,000	13,821
Capri Holdings Ltd. (a)	3,100,000	170,748,000
Embry Holdings Ltd.	3,200,000	560,265
Fossil Group, Inc. (a)(c)	2,338,700	30,169,230
Fujibo Holdings, Inc.	2,000	81,069
Gildan Activewear, Inc.	200,000	6,941,382
Grendene SA	300,000	451,211
Hagihara Industries, Inc.	241,202	3,129,513
Magni-Tech Industries Bhd	8,533,333	4,813,087
Only Corp.	15,000	61,351
PVH Corp.	100,000	11,318,000
Sakai Ovex Co. Ltd.	190,000	5,154,634
Sitoy Group Holdings Ltd.	11,200,000	720,929
Tapestry, Inc.	1,200,000	57,420,000
Ted Baker PLC (a)(c)	4,411,145	10,009,175
Texwinca Holdings Ltd.	1,800,000	412,475
Youngone Holdings Co. Ltd.	258,000	10,993,401
Yue Yuen Industrial (Holdings) Ltd.	1,138,000	2,856,812
		325,153,805

TOTAL CONSUMER DISCRETIONARY		3,046,593,493

CONSUMER STAPLES - 4.5%
Beverages - 1.1%
A.G. Barr PLC (a)	500,000	3,507,867
Asahi Group Holdings	500,000	20,884,802
Britvic PLC	6,968,131	84,925,951
C&C Group PLC (United Kingdom) (a)	412,710	1,688,260
Jinro Distillers Co. Ltd. (b)	460,240	13,149,362
Lucas Bols BV (a)(d)	120,000	1,705,271
Muhak Co. Ltd.	340,000	2,474,872
Olvi PLC (A Shares)	100,000	6,335,857
Spritzer Bhd	1,000,000	539,617
Willamette Valley Vineyards, Inc. (a)(c)	5,000	65,500
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	12,705,203
		147,982,562
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	100,000	3,397,470
Amsterdam Commodities NV	625,000	15,516,539
Belc Co. Ltd.	25,000	1,324,458
Create SD Holdings Co. Ltd.	930,000	28,208,894
Daiichi Co. Ltd.	200,000	1,571,965
G-7 Holdings, Inc.	10,700	285,686
Genky DrugStores Co. Ltd.	400,000	12,169,457
Halows Co. Ltd.	100,000	2,682,771
Magnit OJSC	5,388	366,376
MARR SpA	750,000	16,780,404
Medical Ikkou Co. Ltd.	6,000	156,464
Natural Grocers by Vitamin Cottage, Inc.	5,000	78,600
Nihon Chouzai Co. Ltd.	100,000	1,619,544
OM2 Network Co. Ltd.	220,000	2,576,631
Qol Holdings Co. Ltd.	150,000	1,881,691
Retail Partners Co. Ltd.	550,000	6,064,141
Sapporo Clinical Laboratory	20,000	274,499
Satoh & Co. Ltd.	50,000	683,503
Satsudora Holdings Co. Ltd. (b)	325,000	6,780,126
Shoei Foods Corp.	10,000	367,829
Sprouts Farmers Market LLC (a)	10,000	256,100
Sugi Holdings Co. Ltd.	10,000	768,597
Total Produce PLC	100,000	254,276
Valor Holdings Co. Ltd.	650,000	13,899,259
Walgreens Boots Alliance, Inc.	100,000	5,310,000
YAKUODO Holdings Co. Ltd.	135,000	2,915,180
Yuasa Funashoku Co. Ltd.	10,000	275,414
		126,465,874
Food Products - 1.9%
Ajinomoto Malaysia Bhd	1,650,000	6,470,272
Armanino Foods of Distinction	1,000,344	3,101,066
Astral Foods Ltd.	10,000	95,253
Axyz Co. Ltd.	1,000	32,025
Bakkavor Group PLC (d)	100,000	183,403
Bell AG	40,500	12,638,927
Binggrea Co. Ltd.	15,000	831,634
Cal-Maine Foods, Inc. (a)(c)	100,000	3,736,000
Carr's Group PLC	4,270,000	9,199,450
Cranswick PLC	450,773	23,220,744
Delfi Ltd.	13,999,920	9,205,283
Delsole Corp.	165,500	725,359
Fleury Michon SA	2,000	54,342
Fresh Del Monte Produce, Inc.	1,426,600	40,230,120
Glanbia PLC	5,000	73,578
High Liner Foods, Inc.	50,000	542,245
Ingredion, Inc.	800,000	74,728,000
Kaneko Seeds Co. Ltd.	150,000	2,156,190
Kaveri Seed Co. Ltd.	207,575	1,693,984
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	7,971,769
LDC SA	18,150	2,090,436
London Biscuits Bhd (a)(e)	5,000,000	24,417
M. Dias Branco SA	10,000	49,005
Nissin Foods Co. Ltd.	100,000	75,955
Nitto Fuji Flour Milling Co. Ltd.	10,000	668,863
Origin Enterprises PLC	700,000	3,265,311
Pickles Corp.	100,000	3,078,964
President Bakery PCL	16,500	36,946
Prima Meat Packers Ltd.	1,250,000	39,459,237
S Foods, Inc.	325,000	9,664,654
Shinobu Food Products Co. Ltd.	35,000	187,986
Thai President Foods PCL	131,357	820,191
Thai Wah PCL	426,000	77,268
Toyo Sugar Refining Co. Ltd.	200,000	2,186,842
Tyson Foods, Inc. Class A	20,000	1,549,000
Valsoia SpA	50,000	943,766
		261,068,485
Household Products - 0.0%
Transaction Co. Ltd.	200,000	2,378,992
Personal Products - 0.4%
Hengan International Group Co. Ltd.	4,000,000	25,927,714
Herbalife Nutrition Ltd. (a)	35,000	1,601,950
Jacques Bogart SA	15,000	191,158
Sarantis SA	2,400,000	25,737,768
		53,458,590
Tobacco - 0.2%
KT&G Corp.	315,000	23,210,645
Scandinavian Tobacco Group A/S (d)	400,000	7,281,663
		30,492,308

TOTAL CONSUMER STAPLES		621,846,811

ENERGY - 8.1%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	250,000	181,019
Bristow Group, Inc. (a)	250,000	6,615,000
Cathedral Energy Services Ltd. (a)	800,000	195,257
Championx Corp. (a)	1,000,000	21,010,000
Core Laboratories NV	20,000	563,600
Geospace Technologies Corp. (a)	440,000	3,308,800
High Arctic Energy Services, Inc. (a)	400,000	403,531
Liberty Oilfield Services, Inc. Class A (a)	658,100	7,699,770
Oil States International, Inc. (a)	2,199,391	12,338,584
PHX Energy Services Corp.	25,000	70,984
Smart Sand, Inc. (a)(c)	455,000	1,101,100
Solaris Oilfield Infrastructure, Inc. Class A	200,000	2,188,000
Subsea 7 SA	100,000	1,014,897
Tidewater, Inc. (a)	82,985	1,017,396
Tidewater, Inc. warrants 11/14/24 (a)	4,764	2,156
		57,710,094
Oil, Gas & Consumable Fuels - 7.7%
Advantage Oil & Gas Ltd. (a)	200,000	530,448
Alvopetro Energy Ltd. (a)	1,100,000	797,944
ARC Resources Ltd.	221,600	1,393,620
Baytex Energy Corp. (a)(c)	4,000,000	4,751,251
Beach Energy Ltd.	1,392,894	1,368,095
Berry Petroleum Corp.	200,000	1,222,000
Birchcliff Energy Ltd. (c)	7,030,814	17,846,593
Bonanza Creek Energy, Inc.	1,200,000	39,708,000
Bonterra Energy Corp.	500,000	1,431,884
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	520,800	2,118,537
(Canada)	6,426,000	50,031,990
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	110,971,288
sponsored ADR (H Shares)	50,000	2,459,500
ConocoPhillips Co.	400,000	20,456,000
CONSOL Energy, Inc. (a)	250,000	2,195,000
Delek U.S. Holdings, Inc.	450,000	10,678,500
Denbury, Inc. warrants 9/18/23 (a)	38,922	806,853
Diamondback Energy, Inc.	75,000	6,129,750
Enterprise Products Partners LP	15,000	345,150
EQT Corp. (a)	2,000,000	38,200,000
Equitrans Midstream Corp.	122,000	995,520
Frontline Ltd. (NY Shares) (c)	25,000	191,000
Fuji Oil Co. Ltd. (a)	150,000	318,419
HollyFrontier Corp.	500,000	17,500,000
Imperial Oil Ltd.	800,000	23,105,398
International Seaways, Inc. (c)	55,000	972,400
Marathon Oil Corp.	500,000	5,630,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	4,634,674
Murphy Oil Corp.	4,000,000	67,720,000
NACCO Industries, Inc. Class A	173,109	4,004,011
NuVista Energy Ltd. (a)	250,000	471,871
Oil & Natural Gas Corp. Ltd.	75,000,616	109,530,979
Oil India Ltd.	75,656	124,740
Ovintiv, Inc.	2,000,000	47,860,000
Ovintiv, Inc.	10,000	239,108
PDC Energy, Inc. (a)	400,000	14,604,000
Peyto Exploration & Development Corp. (b)(c)	12,474,700	54,398,887
S-Oil Corp.	10,000	778,875
San-Ai Oil Co. Ltd.	200,000	2,238,082
Sanrin Co. Ltd.	15,000	100,192
Sinopec Kantons Holdings Ltd.	6,000,000	2,309,549
Southwestern Energy Co. (a)(b)	50,360,100	215,037,627
Star Petroleum Refining PCL	3,700,000	1,116,533
Thai Oil PCL (For. Reg.)	1,000,000	1,902,087
Total SA sponsored ADR	3,700,083	163,839,675
TransGlobe Energy Corp. (a)	30,000	47,594
Tsakos Energy Navigation Ltd. (c)	140,000	1,295,000
Unit Corp. warrants 9/3/27 (a)(c)(e)	186,865	218,701
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	412,696	1,489,833
warrants 9/1/25 (a)	206,344	639,666
World Fuel Services Corp.	250,000	7,732,500
		1,064,489,324

TOTAL ENERGY		1,122,199,418

FINANCIALS - 18.2%
Banks - 4.0%
Banco de Sabadell SA	101,510	64,364
Bar Harbor Bankshares	350,000	10,031,000
Camden National Corp.	46,843	2,235,348
Central Valley Community Bancorp	25,000	491,000
Citizens Financial Services, Inc.	15,355	940,494
Community Trust Bancorp, Inc.	45,000	2,005,200
Credit Agricole Atlantique Vendee	7,000	900,485
East West Bancorp, Inc.	850,000	64,727,500
F & M Bank Corp.	131,632	3,784,420
First Hawaiian, Inc.	100,000	2,746,000
First of Long Island Corp.	5,000	106,450
FNB Corp., Pennsylvania	50,000	644,500
Gunma Bank Ltd.	5,600,000	18,292,616
Hirogin Holdings, Inc.	1,000,000	5,517,431
NIBC Holding NV (c)(d)	1,000,000	8,415,750
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	1,036,458
Oak Valley Bancorp Oakdale California (c)	11,547	204,844
OFG Bancorp	1,861,516	44,099,314
Ogaki Kyoritsu Bank Ltd.	60,000	1,078,232
Parke Bancorp, Inc.	37,365	789,149
Regions Financial Corp.	25,000	545,000
San ju San Financial Group, Inc.	300,000	3,554,763
Sbanken ASA (d)	625,000	7,778,712
Schweizerische Nationalbank	10	58,910
Shinsei Bank Ltd.	711,200	10,353,364
Sparebank 1 Oestlandet	900,000	12,542,047
Sumitomo Mitsui Financial Group, Inc.	3,500,000	122,950,519
Texas Capital Bancshares, Inc. (a)	150,000	10,294,500
The Keiyo Bank Ltd.	600,000	2,278,342
The San-In Godo Bank Ltd.	1,800,000	8,251,441
Unicaja Banco SA (d)	6,100,000	6,017,321
Van Lanschot NV (Bearer)	94,300	2,760,612
Washington Trust Bancorp, Inc.	5,000	255,250
Wells Fargo & Co.	4,200,000	189,210,000
Yamaguchi Financial Group, Inc.	1,700,000	10,032,940
		554,994,276
Capital Markets - 0.3%
ABG Sundal Collier ASA	800,000	816,915
Blue Sky Alternative Investments Ltd. (a)(e)	10,000	0
CI Financial Corp.	1,100,000	17,683,765
Daou Data Corp.	10,000	119,827
Diamond Hill Investment Group, Inc.	25,000	4,275,000
Federated Hermes, Inc. Class B (non-vtg.)	35,000	1,008,000
Franklin Resources, Inc.	50,000	1,500,000
GAMCO Investors, Inc. Class A	150,000	2,952,000
Lazard Ltd. Class A	250,000	11,247,500
		39,603,007
Consumer Finance - 5.8%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	6,895,176
Cash Converters International Ltd.	14,000,000	2,480,527
Discover Financial Services	3,100,932	353,506,248
Navient Corp.	1,050,000	17,671,500
Santander Consumer U.S.A. Holdings, Inc.	1,000,000	33,940,000
Synchrony Financial	9,150,759	400,254,199
		814,747,650
Diversified Financial Services - 1.1%
Fuyo General Lease Co. Ltd.	600,000	39,912,160
Mizuho Leasing Co. Ltd.	200,000	5,974,929
NICE Holdings Co. Ltd.	250,000	4,314,662
Payfare, Inc. (a)	250,000	1,525,444
Ricoh Leasing Co. Ltd.	1,050,000	33,289,871
Tokyo Century Corp.	1,150,000	71,026,626
		156,043,692
Insurance - 6.9%
AFLAC, Inc.	5,600,347	300,906,644
American Financial Group, Inc.	5,000	614,300
ASR Nederland NV	1,000,000	43,773,922
Db Insurance Co. Ltd.	1,625,000	71,130,441
FBD Holdings PLC (a)	9,811	92,475
Genworth Financial, Inc. Class A (a)	12,000,000	51,840,000
Hyundai Fire & Marine Insurance Co. Ltd.	600,000	13,064,707
Lincoln National Corp.	450,000	28,858,500
MetLife, Inc.	3,137,789	199,657,514
National Western Life Group, Inc.	24,000	5,503,200
NN Group NV	2,022,101	101,059,618
Power Corp. of Canada (sub. vtg.)	600,000	17,475,491
Principal Financial Group, Inc.	200,000	12,774,000
Prudential Financial, Inc.	325,000	32,617,000
Qualitas Controladora S.A.B. de CV	10,000	54,332
Reinsurance Group of America, Inc.	525,700	68,619,621
Shinkong Insurance Co. Ltd.	100,000	148,864
Talanx AG	180,000	7,591,487
		955,782,116
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	1,035,600	6,490,859
Genworth Mortgage Insurance Ltd. (a)	4,500,899	9,500,313
Hingham Institution for Savings	10,100	3,071,814
		19,062,986

TOTAL FINANCIALS		2,540,233,727

HEALTH CARE - 19.4%
Biotechnology - 5.3%
Amgen, Inc.	1,075,000	257,613,000
Biogen, Inc. (a)	75,000	20,049,750
Cell Biotech Co. Ltd.	375,000	6,321,091
Essex Bio-Technology Ltd.	4,000,000	2,894,017
Gilead Sciences, Inc.	875,000	55,536,250
Regeneron Pharmaceuticals, Inc. (a)	125,000	60,162,500
United Therapeutics Corp. (a)	1,650,000	332,574,000
		735,150,608
Health Care Equipment & Supplies - 0.6%
Create Medic Co. Ltd.	35,000	321,530
Fukuda Denshi Co. Ltd.	681,532	54,190,805
InBody Co. Ltd.	5,000	91,659
Interojo Co. Ltd.	5,463	118,954
Medikit Co. Ltd.	70,000	2,068,808
Meridian Bioscience, Inc. (a)	50,000	979,000
Nakanishi, Inc.	250,000	5,128,557
Paramount Bed Holdings Co. Ltd.	150,000	2,978,315
Paul Hartmann AG	1,000	473,687
St.Shine Optical Co. Ltd.	1,200,000	13,805,690
Value Added Technology Co. Ltd.	135,000	3,675,958
Vieworks Co. Ltd.	25,000	840,577
		84,673,540
Health Care Providers & Services - 12.2%
Anthem, Inc.	2,190,000	830,864,097
Centene Corp. (a)	150,000	9,261,000
Cigna Corp.	1,000	249,010
CVS Health Corp.	3,250,030	248,302,292
EBOS Group Ltd.	400,017	8,516,002
Excelsior Medical Co. Ltd.	200,000	422,258
Hokuyaku Takeyama Holdings, Inc.	15,000	101,702
Humana, Inc.	375,000	166,965,000
Laboratory Corp. of America Holdings (a)	150,000	39,880,500
MEDNAX, Inc. (a)	50,000	1,316,000
Saint-Care Holding Corp.	375,000	4,041,998
Tokai Corp.	375,000	8,252,127
Uchiyama Holdings Co. Ltd.	775,000	2,581,206
UnitedHealth Group, Inc.	750,000	299,100,000
Universal Health Services, Inc. Class B	500,000	74,205,000
Viemed Healthcare, Inc. (a)	25,000	251,393
Yagami, Inc.	5,000	93,787
		1,694,403,372
Health Care Technology - 0.0%
Schrodinger, Inc. (a)	50,000	3,812,000
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	40,000	8,678,000
Pharmaceuticals - 1.3%
Apex Healthcare Bhd	1,338,506	944,520
Biofermin Pharmaceutical Co. Ltd.	100,000	2,738,585
Boiron SA	15,000	699,710
Bristol-Myers Squibb Co.	500,000	31,210,000
Daito Pharmaceutical Co. Ltd.	253,600	8,051,899
Dawnrays Pharmaceutical Holdings Ltd.	26,581,000	5,440,931
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	54,916
DongKook Pharmaceutical Co. Ltd.	415,000	10,520,845
Genomma Lab Internacional SA de CV (a)	2,700,000	2,697,734
Huons Co. Ltd.	3,513	237,492
Jazz Pharmaceuticals PLC (a)	240,000	39,456,000
Kaken Pharmaceutical Co. Ltd.	10,000	411,749
Korea United Pharm, Inc.	50,000	2,342,884
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	19,186,608
Kyung Dong Pharmaceutical Co. Ltd.	50,000	462,764
Lee's Pharmaceutical Holdings Ltd.	11,200,000	6,920,923
Luye Pharma Group Ltd. (d)	4,700,000	2,855,911
Nippon Chemiphar Co. Ltd.	75,010	1,553,872
Orient Europharma Co. Ltd.	200,000	338,522
PT Tempo Scan Pacific Tbk	500,000	51,056
Samjin Pharmaceutical Co. Ltd.	2,000	48,467
Sanofi SA sponsored ADR	200,000	10,474,000
Supernus Pharmaceuticals, Inc. (a)	15,000	456,750
Syngen Biotech Co. Ltd.	62,618	257,687
Taro Pharmaceutical Industries Ltd. (a)	290,000	21,465,800
Towa Pharmaceutical Co. Ltd.	500,000	10,348,614
Vivimed Labs Ltd. (a)	100,000	45,912
Zhaoke Ophthalmology Ltd. (a)(d)	1,488,875	2,395,924
		181,670,075

TOTAL HEALTH CARE		2,708,387,595

INDUSTRIALS - 10.5%
Aerospace & Defense - 0.2%
Hexcel Corp. (a)	1,000	56,410
Huntington Ingalls Industries, Inc.	100,000	21,232,000
Magellan Aerospace Corp.	200,000	1,724,769
Moog, Inc. Class A	20,000	1,731,000
SIFCO Industries, Inc. (a)	61,000	857,660
The Lisi Group	10,000	322,804
Vectrus, Inc. (a)	60,000	3,141,000
		29,065,643
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,679,660
CTI Logistics Ltd.	456,843	295,620
Hub Group, Inc. Class A (a)	15,000	985,800
Onelogix Group Ltd. (a)	4,600,100	729,545
SBS Co. Ltd.	250,000	6,139,629
		16,830,254
Building Products - 0.3%
Apogee Enterprises, Inc. (c)	50,000	1,756,500
Euro Ceramics Ltd. (a)(e)	5,000	71
InnoTec TSS AG	50,000	766,434
Installux SA	500	235,641
Kondotec, Inc.	87,000	796,047
KVK Corp.	75,000	1,478,864
Nichias Corp.	5,000	130,433
Nihon Dengi Co. Ltd.	350,000	12,649,831
Nihon Flush Co. Ltd.	359,680	4,103,952
Noda Corp.	400,000	3,056,089
Sekisui Jushi Corp.	750,000	14,534,724
Xinyi Glass Holdings Ltd.	300,000	1,064,015
		40,572,601
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd (a)	5,300,100	3,054,141
BIC SA	1,000	70,632
Civeo Corp. (a)	243,058	4,015,318
CMC Corp.	15,000	316,497
Delta Plus Group	1,000	103,033
Fursys, Inc.	200,000	8,146,439
Loomis AB (B Shares)	100,000	3,282,716
Matsuda Sangyo Co. Ltd.	150,000	3,049,684
Matthews International Corp. Class A	10,000	413,800
Mitie Group PLC (a)	6,820,317	5,849,322
Relia, Inc.	1,000	11,913
Secom Joshinetsu Co. Ltd.	26,250	936,728
VSE Corp.	503,200	21,713,080
		50,963,303
Construction & Engineering - 0.5%
Argan, Inc.	10,000	501,500
Boustead Projs. Pte Ltd.	2,549,475	2,030,767
Boustead Singapore Ltd.	10,300,300	7,817,624
Dai-Dan Co. Ltd.	50,000	1,248,513
Daiichi Kensetsu Corp.	275,000	5,027,450
EMCOR Group, Inc.	1,000	119,800
Geumhwa PSC Co. Ltd.	1,000	29,197
Hokuriku Electrical Construction Co. Ltd.	125,000	1,301,583
Joban Kaihatsu Co. Ltd.	5,000	409,461
Kawada Technologies, Inc.	1,000	40,168
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	680,529
Meisei Industrial Co. Ltd.	600,000	4,199,835
Mirait Holdings Corp.	47,000	759,466
Nakano Corp.	10,000	34,770
Nippon Rietec Co. Ltd.	925,046	14,769,927
Raiznext Corp.	1,925,000	20,273,355
Seikitokyu Kogyo Co. Ltd.	600,000	4,770,793
Shinnihon Corp.	75,000	579,193
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	61,923
Sumiken Mitsui Road Co. Ltd.	60,000	553,939
Sumitomo Densetsu Co. Ltd.	175,000	3,711,685
Totetsu Kogyo Co. Ltd.	250,000	5,780,492
Watanabe Sato Co. Ltd.	60,000	1,644,249
		76,346,219
Electrical Equipment - 1.0%
Acuity Brands, Inc. (c)	450,000	83,484,000
Aichi Electric Co. Ltd.	150,000	3,774,362
AQ Group AB	853,205	36,282,793
Atkore, Inc. (a)	10,000	782,800
BizLink Holding, Inc.	25,000	233,494
Canare Electric Co. Ltd.	95,000	1,528,136
Dewhurst PLC	25,000	671,536
Gerard Perrier Industrie SA	100	9,281
Hammond Power Solutions, Inc. Class A	529,700	4,774,906
Iwabuchi Corp.	10,000	532,528
Sensata Technologies, Inc. PLC (a)	90,000	5,196,600
Terasaki Electric Co. Ltd.	110,000	1,219,874
		138,490,310
Industrial Conglomerates - 0.1%
Mytilineos SA	875,000	16,294,996
Reunert Ltd.	300,000	1,005,551
		17,300,547
Machinery - 1.0%
Aalberts Industries NV	5,000	270,807
Beijer Alma AB (B Shares)	1,000	22,515
Conrad Industries, Inc. (a)	22,800	323,760
Crane Co.	20,000	1,881,200
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	14,508,482
Daiwa Industries Ltd.	1,100,000	11,202,306
Estic Corp.	75,135	3,396,165
Fujimak Corp. (b)	820,000	5,642,236
Fukushima Industries Corp.	100,000	3,678,287
Haitian International Holdings Ltd.	350,000	1,426,089
Hillenbrand, Inc.	25,000	1,227,250
Hokuetsu Industries Co. Ltd.	150,000	1,454,845
Hosokawa Micron Corp.	75,000	4,268,460
Hy-Lok Corp.	150,000	2,568,677
Ihara Science Corp.	200,000	3,118,309
Impro Precision Industries Ltd. (d)	250,000	66,943
Koike Sanso Kogyo Co. Ltd.	35,000	721,841
Krones AG	15,000	1,307,447
Mitsuboshi Belting Ltd.	12,500	191,120
Nakanishi Manufacturing Co. Ltd.	250,000	2,497,941
Nansin Co. Ltd.	250,000	1,347,333
Oshkosh Corp.	5,000	622,150
Park-Ohio Holdings Corp.	30,000	1,089,300
Sakura Rubber Co. Ltd.	41,100	1,506,135
Sansei Co. Ltd. (b)	850,000	3,857,627
Semperit AG Holding	300,000	13,597,447
Shinwa Co. Ltd.	75,000	1,379,358
SIMPAC, Inc.	2,325,000	9,750,912
Snap-On, Inc.	25,000	5,940,000
Suzumo Machinery Co. Ltd.	10,000	160,216
Teikoku Sen-I Co. Ltd.	550,000	10,316,589
The Hanshin Diesel Works Ltd.	30,000	502,608
TK Group Holdings Ltd.	36,536,000	15,992,070
Tocalo Co. Ltd.	400,000	5,435,081
Tsubakimoto Chain Co.	1,000	26,809
Yamada Corp.	80,000	1,768,506
		133,066,821
Marine - 0.0%
Japan Transcity Corp.	1,400,000	6,353,738
Professional Services - 0.8%
ABIST Co. Ltd. (b)	260,000	7,020,404
Akka Technologies SA (a)	660,000	18,837,334
Altech Corp.	194,053	3,561,811
Applus Services SA	50,000	528,689
Artner Co. Ltd.	5,000	36,783
Barrett Business Services, Inc.	3,485	255,555
Benext-Yumeshin Group Co.	75,000	977,903
Bertrandt AG	200,000	11,072,722
Career Design Center Co. Ltd.	150,000	1,439,747
en-japan, Inc.	250,000	7,583,036
Etteplan OYJ	15,000	288,540
Gakujo Co. Ltd.	73,422	932,471
Hays PLC (a)	500,000	1,128,318
HRnetgroup Ltd.	25,000	12,211
JAC Recruitment Co. Ltd.	300,000	4,666,484
Kelly Services, Inc. Class A (non-vtg.) (a)	50,000	1,252,500
Kforce, Inc.	11,000	616,440
McMillan Shakespeare Ltd.	2,500,000	21,377,212
NOMURA Co. Ltd.	250,000	1,818,556
Quick Co. Ltd.	454,427	5,151,753
Robert Half International, Inc.	100,000	8,761,000
Robert Walters PLC	5,000	46,610
SaraminHR Co. Ltd.	25,000	780,216
SHL-JAPAN Ltd.	159,600	4,148,811
TriNet Group, Inc. (a)	5,000	393,550
TrueBlue, Inc. (a)	174,017	4,924,681
WDB Holdings Co. Ltd.	116,700	2,490,113
World Holdings Co. Ltd.	11,500	292,840
		110,396,290
Road & Rail - 0.9%
Autohellas SA (b)	2,600,000	21,880,950
Daqin Railway Co. Ltd. (A Shares)	42,000,622	44,638,029
Hamakyorex Co. Ltd.	250,000	7,034,038
Higashi Twenty One Co. Ltd.	200,000	1,140,086
NANSO Transport Co. Ltd.	125,000	1,338,183
Nikkon Holdings Co. Ltd.	400,000	8,370,391
SENKO Co. Ltd.	600,000	5,517,431
Shin-Keisei Electric Railway Co. Ltd.	35,000	692,058
STEF-TFE Group	177,660	19,906,750
The Hokkaido Chuo Bus Co. Ltd.	1,000	31,064
Tohbu Network Co. Ltd.	175,000	1,548,403
Universal Logistics Holdings, Inc.	10,000	250,100
Utoc Corp.	1,600,000	7,583,493
		119,930,976
Trading Companies & Distributors - 5.1%
Alconix Corp.	18,000	247,379
Applied Industrial Technologies, Inc.	1,000	95,660
Bergman & Beving AB (B Shares)	625,000	9,553,425
Canox Corp.	422,100	3,321,493
Chori Co. Ltd. (b)	1,566,400	21,498,765
Daiichi Jitsugyo Co. Ltd.	25,000	963,034
Green Cross Co. Ltd. (b)	612,000	5,375,789
Hanwa Co. Ltd.	200,000	5,938,329
HERIGE	60,000	2,741,130
Houston Wire & Cable Co. (a)(b)	1,348,500	7,079,625
Howden Joinery Group PLC	100,000	1,116,993
iMarketKorea, Inc.	35,000	381,836
Itochu Corp.	15,800,000	492,692,836
James Latham PLC	10,000	140,867
Kamei Corp. (b)	2,100,000	21,520,725
Lumax International Corp. Ltd.	1,588,740	4,184,336
Maruka Machinery Co. Ltd.	5,000	91,774
Meiwa Corp.	1,425,000	6,102,114
Mitani Shoji Co. Ltd.	665,000	43,323,268
Mitsubishi Corp.	1,400,000	38,686,065
Momentum Group AB (B Shares)	525,000	12,217,163
MSC Industrial Direct Co., Inc. Class A (c)	25,000	2,254,000
Narasaki Sangyo Co. Ltd.	70,000	1,312,380
Nishikawa Keisoku Co. Ltd.	20,000	864,672
Parker Corp.	100	461
Rasa Corp.	250,000	2,054,168
Sakai Trading Co. Ltd.	30,000	636,838
Sam Yung Trading Co. Ltd.	10,000	151,572
Sanyo Trading Co. Ltd.	200,000	1,954,433
Shinsho Corp.	100,000	2,058,743
Totech Corp.	53,181	1,425,264
Yamazen Co. Ltd.	100,000	893,037
Yuasa Trading Co. Ltd.	675,000	18,343,398
		709,221,572
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	2,104,857
Isewan Terminal Service Co. Ltd.	300,000	1,957,178
Meiko Transportation Co. Ltd.	100,000	1,087,931
Qingdao Port International Co. Ltd. (H Shares) (d)	17,000,000	10,461,202
		15,611,168

TOTAL INDUSTRIALS		1,464,149,442

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.0%
Casa Systems, Inc. (a)	100,000	784,500
HF Co. (a)(b)	225,000	1,866,493
		2,650,993
Electronic Equipment & Components - 1.4%
AAC Technology Holdings, Inc.	5,000	27,756
Ai Holdings Corp.	25,000	476,713
Avnet, Inc.	100,000	4,392,000
CONEXIO Corp.	10,000	126,727
Daido Signal Co. Ltd.	403,700	2,400,997
Elematec Corp.	800,000	8,996,249
FLEXium Interconnect, Inc.	25,000	106,459
Forval Corp.	1,000	7,402
HAGIAWARA ELECTRIC Co. Ltd.	350,000	8,300,851
Insight Enterprises, Inc. (a)	1,000	100,370
Kimball Electronics, Inc. (a)	100	2,301
Kingboard Chemical Holdings Ltd.	7,000,000	41,453,445
Kyosha Co. Ltd. (c)	50,000	153,719
Lacroix SA (b)	376,493	21,002,436
Makus, Inc.	300,000	1,590,836
New Cosmos Electric Co. Ltd.	35,000	736,572
Nihon Denkei Co. Ltd.	50,000	622,655
PAX Global Technology Ltd.	9,000,000	9,941,103
Redington India Ltd. (a)	8,976,871	21,631,526
Riken Kieki Co. Ltd.	550,000	14,000,366
Shibaura Electronics Co. Ltd.	225,000	7,246,775
Simplo Technology Co. Ltd.	1,400,000	18,786,903
Solid State PLC	18,685	232,244
SYNNEX Corp.	50,000	6,060,000
Test Research, Inc.	50,000	115,942
Thinking Electronic Industries Co. Ltd.	1,600,000	10,534,979
VSTECS Holdings Ltd.	20,310,900	20,107,601
Zepp Health Corp. ADR (a)(c)	1,000	10,270
		199,165,197
IT Services - 3.4%
All for One Steeb AG	10,000	779,058
Amdocs Ltd.	625,000	47,962,500
Asahi Intelligence Service Co.	13,100	148,752
Avant Corp.	300,000	4,891,573
CDS Co. Ltd.	25,000	348,156
Cielo SA	3,400,000	2,159,406
Concentrix Corp. (a)	50,000	7,769,000
Data Applications Co. Ltd.	30,200	482,194
Dimerco Data System Corp.	500,000	1,306,137
DTS Corp.	550,003	12,908,388
DXC Technology Co.	25,000	822,750
E-Credible Co. Ltd.	240,000	4,560,575
eClerx Services Ltd.	118,050	1,985,991
Enea Data AB (a)	210,000	5,953,541
Estore Corp. (c)	200,000	3,960,106
Future Corp.	739,200	13,716,695
IFIS Japan Ltd.	189,800	1,260,818
Jfe Systems, Inc.	12,400	193,222
Korea Information & Communication Co. Ltd. (a)	325,000	2,592,374
KPS AG (c)	15,000	94,136
Neurones	12,000	395,300
Nice Information & Telecom, Inc.	150,749	4,246,337
NS Solutions Corp.	1,000	30,241
Persistent Systems Ltd.	400,739	11,029,995
Societe Pour L'Informatique Industrielle SA	174,000	5,334,383
Sonata Software Ltd.	100,000	773,614
Sopra Steria Group	340,000	63,276,822
TDC Soft, Inc.	201,107	1,957,890
Tessi SA (a)(b)(c)	199,798	29,665,582
The Western Union Co.	9,400,000	242,144,000
Wavestone (a)	10,000	456,855
		473,206,391
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	50,000	541,009
Miraial Co. Ltd. (b)	600,000	7,362,064
Phison Electronics Corp.	600,000	12,968,331
Protec Co. Ltd.	5,352	133,049
Systems Technology, Inc.	5,000	85,846
		21,090,299
Software - 0.3%
Birlasoft Ltd. (a)	1,800,000	5,972,048
Cresco Ltd.	175,000	2,650,059
Cyient Ltd.	100,000	995,274
Fukui Computer Holdings, Inc.	10,000	387,959
InfoVine Co. Ltd.	63,600	1,231,302
Jastec Co. Ltd.	110,000	1,264,160
KPIT Engineering Ltd. (a)	1,000,000	2,663,561
KSK Co., Ltd.	121,900	2,509,607
Linedata Services	10,000	452,046
Sinosoft Tech Group Ltd.	5,000,000	1,165,074
Software AG (Bearer)	10,000	433,291
System Information Co. Ltd.	50,000	458,871
System Research Co. Ltd.	200,000	3,672,797
Toho System Science Co. Ltd.	100,000	833,562
Uchida Esco Co. Ltd. (c)	167,600	4,631,275
Zensar Technologies Ltd.	1,850,000	6,602,593
		35,923,479
Technology Hardware, Storage & Peripherals - 1.5%
Bluecom Co. Ltd. (a)	55,000	352,640
Elecom Co. Ltd.	80,000	1,683,594
HP, Inc.	6,100,000	208,071,000
MCJ Co. Ltd.	366,800	3,336,071
		213,443,305

TOTAL INFORMATION TECHNOLOGY		945,479,664

MATERIALS - 3.9%
Chemicals - 2.7%
AdvanSix, Inc. (a)	100	2,908
Air Water, Inc.	100,000	1,656,144
Birla Carbon Thailand PCL (For. Reg.)	50,000	75,441
C. Uyemura & Co. Ltd.	185,000	12,746,363
Chokwang Paint Ltd.	50,000	355,009
Ciner Resources LP	10,000	131,000
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	206,698
Daishin-Chemical Co. Ltd. (b)	411,495	5,666,575
EcoGreen International Group Ltd.	1,000,000	249,751
Fuso Chemical Co. Ltd.	200,000	7,210,175
Insecticides (India) Ltd. (a)	53,200	347,555
Intrepid Potash, Inc. (a)	25,000	804,000
Isamu Paint Co. Ltd. (c)	20,000	613,048
Johnson Matthey PLC	5,000	224,421
K+S AG	100,000	1,109,196
Kangnam Jevisco Co. Ltd.	5,000	132,346
Koatsu Gas Kogyo Co. Ltd.	200,000	1,262,696
KPX Holdings Corp.	12,000	715,742
Kraton Performance Polymers, Inc. (a)	13,000	464,880
Kukdong Oil & Chemicals Co. Ltd.	100,000	477,519
Kuriyama Holdings Corp.	225,000	1,437,002
Nippon Soda Co. Ltd.	160,000	4,648,184
NOF Corp.	5,000	264,434
Nutrien Ltd.	20,000	1,104,015
Okamoto Industries, Inc.	2,000	74,115
Scientex Bhd	12,153,600	12,434,033
Scientex Bhd warrants 1/14/26 (a)	810,240	265,101
T&K Toka Co. Ltd.	350,000	2,427,487
Tae Kyung Industrial Co. Ltd.	675,000	4,170,914
Thai Rayon PCL NVDR	250,000	242,777
The Mosaic Co.	7,550,000	265,609,000
Toho Acetylene Co. Ltd.	225,000	2,583,722
Tokuyama Corp.	61,200	1,383,146
Westlake Chemical Corp.	25,000	2,347,250
Westlake Chemical Partners LP	100	2,687
Yara International ASA	675,000	35,250,180
Yip's Chemical Holdings Ltd.	3,500,000	1,996,074
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,000,000	5,303,274
		375,994,862
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	48,326
Buzzi Unicem SpA	368,500	9,839,677
Ibstock PLC (d)	500,000	1,524,679
Imerys SA	10,000	519,853
Mitani Sekisan Co. Ltd.	240,000	8,366,731
Yamau Holdings Co. Ltd.	5,000	27,724
Yotai Refractories Co. Ltd.	225,000	2,163,739
		22,490,729
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	12,000	122,097
Groupe Guillin SA	10,000	303,568
Mayr-Melnhof Karton AG	65,000	13,488,043
Packaging Corp. of America	10,000	1,476,500
Showa Paxxs Corp.	5,000	84,180
The Pack Corp.	75,000	1,869,338
WestRock Co.	350,000	19,512,500
		36,856,226
Metals & Mining - 0.8%
ArcelorMittal SA Class A unit (a)(c)	200,000	5,858,000
Castings PLC	75,000	391,528
Chubu Steel Plate Co. Ltd.	458,800	3,337,414
CI Resources Ltd.	400,000	301,977
CK-SAN-ETSU Co. Ltd.	110,000	3,653,582
Compania de Minas Buenaventura SA sponsored ADR (a)	125,000	1,215,000
Gatos Silver, Inc.	275,200	3,159,296
Mount Gibson Iron Ltd.	30,009,314	21,383,849
Newmont Corp.	5,000	312,050
Okaya & Co. Ltd.	100	8,976
Pacific Metals Co. Ltd.	500,999	9,952,135
Perenti Global Ltd.	22,122,434	18,575,799
Rio Tinto PLC sponsored ADR (c)	100,000	8,506,000
St Barbara Ltd.	10,000,732	14,213,998
Teck Resources Ltd. Class B (sub. vtg.)	600,000	12,696,579
Warrior Metropolitan Coal, Inc.	180,000	2,853,000
Young Poong Corp.	1,000	607,182
		107,026,365
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	86,562

TOTAL MATERIALS		542,454,744

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Arealink Co. Ltd.	50,000	575,075
Business One Holdings, Inc.	17,400	65,594
Century21 Real Estate Japan Ltd.	10,000	97,813
Dongwon Development Co. Ltd.	10,000	57,499
Housecom Corp.	25,000	285,250
Jones Lang LaSalle, Inc. (a)	50,002	9,395,876
Lai Sun Garment (International) Ltd. (a)	206,647	156,161
LSL Property Services PLC (a)	50,000	283,115
Nisshin Group Holdings Co. (b)	2,850,000	12,256,382
Sunnexta Group, Inc.	25,000	231,952
		23,404,717
UTILITIES - 2.5%
Electric Utilities - 2.1%
Companhia Paranaense de Energia-COPEL unit (a)	1,000,000	5,349,730
EVN AG	50,000	1,140,935
Fjordkraft Holding ASA (d)	400,000	2,996,156
Holding Co. ADMIE IPTO SA	25,000	80,701
PG&E Corp. (a)	13,815,789	156,394,731
PPL Corp.	4,600,134	134,001,903
Public Power Corp. of Greece (a)	25,000	282,980
		300,247,136
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	110,000	6,197,017
China Resource Gas Group Ltd.	1,800,000	9,767,307
GAIL India Ltd.	7,684,648	14,237,171
Hokuriku Gas Co.	75,000	2,134,230
Keiyo Gas Co. Ltd.	15,000	465,276
Seoul City Gas Co. Ltd.	100,000	8,987,016
Towngas China Co. Ltd.	4,500,000	2,218,789
YESCO Co. Ltd.	240,000	7,629,574
		51,636,380
Water Utilities - 0.0%
Manila Water Co., Inc. (a)	500,000	152,541
Thessaloniki Water & Sewage SA	100,000	589,103
		741,644

TOTAL UTILITIES		352,625,160

TOTAL COMMON STOCKS
(Cost $8,860,604,265)		13,880,499,891

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,581,248
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00%	1,500	157,110

TOTAL CONSUMER DISCRETIONARY		1,738,358

INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	120,197	2,625,102
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	160,140
Jungheinrich AG	1,000	52,322
		212,462

TOTAL INDUSTRIALS		2,837,564

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,204,990)		4,575,922

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.04% (f)	41,582,874	41,591,190
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	111,922,922	111,934,114
TOTAL MONEY MARKET FUNDS
(Cost $153,525,304)		153,525,304
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $9,017,334,559)		14,038,601,117
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(115,273,892)
NET ASSETS - 100%		$13,923,327,225

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,682,935 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$318,213
Fidelity Securities Lending Cash Central Fund	7,905,070
Total	$8,223,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,263,285	$--	$--	$225,750	$--	$757,119	$7,020,404
Autohellas SA	9,938,364	--	--	674,477	--	11,942,586	21,880,950
Bonanza Creek Energy, Inc.	21,828,000	--	--	--	--	17,880,000	--
Chori Co. Ltd.	20,879,414	--	--	479,413	--	619,351	21,498,765
Daihatsu Diesel Manufacturing Co. Ltd.	12,061,631	--	--	366,024	--	2,446,851	14,508,482
Daishin-Chemical Co. Ltd.	4,894,168	--	--	99,895	--	772,407	5,666,575
Estore Corp.	3,035,862	--	2,307,126	47,877	1,806,950	1,424,421	--
Fuji Corp.	12,928,315	--	--	243,098	--	3,810,707	16,739,022
Fujimak Corp.	4,911,247	--	--	134,466	--	730,989	5,642,236
G-Tekt Corp.	23,504,322	918,194	--	1,202,365	--	12,774,905	37,197,421
GameStop Corp. Class A	27,982,851	--	333,797,624	--	233,086,896	72,727,877	--
Gendai Agency, Inc.	2,119,881	--	--	--	--	135,586	2,255,467
Green Cross Co. Ltd.	5,579,141	--	--	127,833	--	(203,352)	5,375,789
Guess?, Inc.	47,564,000	--	11,692,112	1,496,250	(684,053)	76,341,268	111,529,103
Gwangju Shinsegae Co. Ltd.	11,236,546	--	--	260,442	--	3,783,547	15,020,093
Handsman Co. Ltd.	10,635,270	--	--	19,031	--	828,419	11,463,689
Hannong Chemicals, Inc.	5,492,951	--	21,466,728	176,182	16,406,441	(432,664)	--
HF Co.	962,091	--	--	--	--	904,402	1,866,493
Hibbett Sports, Inc.	31,313,457	--	24,534,064	--	11,736,504	56,985,438	75,501,335
Houston Wire & Cable Co.	3,384,735	--	--	--	--	3,694,890	7,079,625
Jinro Distillers Co. Ltd.	11,545,833	--	--	474,818	--	1,603,529	13,149,362
Kamei Corp.	18,846,535	--	--	525,433	--	2,674,190	21,520,725
Lacroix SA	9,668,080	--	--	--	--	11,334,356	21,002,436
MegaStudy Co. Ltd.	9,225,571	--	--	493,581	--	3,847,550	13,073,121
MegaStudyEdu Co. Ltd.	29,764,236	--	--	610,292	--	24,518,697	54,282,933
Miraial Co. Ltd.	5,713,476	--	--	100,718	--	1,648,588	7,362,064
Nisshin Group Holdings Co.	9,504,039	--	--	418,453	--	2,752,343	12,256,382
Peyto Exploration & Development Corp.	18,533,467	--	--	246,150	--	35,865,420	54,398,887
Sally Beauty Holdings, Inc.	69,569,442	--	35,920,133	--	(16,679,227)	43,243,932	--
Sansei Co. Ltd.	2,609,702	--	--	90,135	--	1,247,925	3,857,627
Satsudora Holdings Co. Ltd.	6,315,243	--	487,014	4,915	139,842	812,055	6,780,126
Southwestern Energy Co.	122,132,043	250,000	--	--	--	92,655,584	215,037,627
TBK Co. Ltd.	7,192,858	--	--	44,048	--	(390,772)	6,802,086
Tessi SA	22,593,797	--	--	--	--	7,071,785	29,665,582
Tokatsu Holdings Co. Ltd.	944,688	--	--	20,392	--	75,533	1,020,221
Treasure Factory Co. Ltd.	5,420,150	--	--	72,998	--	2,956,188	8,376,338
Uchida Esco Co. Ltd.	13,083,936	--	3,802,726	16,352	3,120,282	(7,770,217)	--
Unit Corp.	263,520	--	218,701	--	(17,106,550)	17,061,731	--
Whiting Petroleum Corp.	6,146,091	--	--	--	--	1,838,339	--
Yorozu Corp.	17,653,091	--	--	196,387	--	2,410,666	20,063,757
Zappallas, Inc.	3,580,369	--	--	--	--	1,442,963	5,023,332
Total	$656,821,698	$1,168,194	$434,226,228	$8,867,775	$231,827,085	$514,825,132	$853,918,055

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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